                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3327
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                         MFS GOVERNMENT SECURITIES FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: February 28
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                  Date of reporting period: November 30, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) GOVERNMENT SECURITIES FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Government Securities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

SHARES/
ISSUER                                                                                                 PAR                $ VALUE
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
BONDS - 98.8%
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AGENCY - OTHER - 5.7%
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Financing Corp., 10.7%, 2017                                                                 $  14,360,000         $   21,526,731
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Financing Corp., 9.4%, 2018                                                                     11,750,000             16,337,740
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Financing Corp., 9.8%, 2018                                                                     14,975,000             21,418,548
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Financing Corp., 10.35%, 2018                                                                   15,165,000             22,538,284
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                                                                                                                   $   81,821,303
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MORTGAGE BACKED - 49.0%
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Fannie Mae, 4.374%, 2013                                                                     $   2,757,268         $    2,649,394
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Fannie Mae, 4.45%, 2014                                                                          3,211,018              3,086,362
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Fannie Mae, 4.5%, 2019                                                                          64,954,077             62,917,649
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Fannie Mae, 4.518%, 2014                                                                         2,473,631              2,390,890
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Fannie Mae, 4.56%, 2015                                                                          2,421,277              2,334,301
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Fannie Mae, 4.6%, 2014                                                                           1,876,427              1,819,757
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Fannie Mae, 4.62%, 2015                                                                          3,460,469              3,351,107
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Fannie Mae, 4.65%, 2013                                                                          3,678,238              3,603,047
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Fannie Mae, 4.665%, 2015                                                                         1,633,502              1,586,118
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Fannie Mae, 4.667%, 2014                                                                         9,463,427              9,233,276
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Fannie Mae, 4.69%, 2015                                                                          1,331,427              1,295,194
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Fannie Mae, 4.7%, 2015                                                                           1,873,782              1,823,623
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Fannie Mae, 4.73%, 2012                                                                          2,878,009              2,821,568
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Fannie Mae, 4.74%, 2015                                                                          1,810,000              1,762,050
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Fannie Mae, 4.77%, 2014                                                                          1,618,985              1,577,661
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Fannie Mae, 4.771%, 2014                                                                         7,818,086              7,688,091
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Fannie Mae, 4.785%, 2012                                                                           932,358                918,738
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Fannie Mae, 4.79%, 2012                                                                         11,265,251             11,138,052
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Fannie Mae, 4.8%, 2013                                                                           1,328,180              1,306,876
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Fannie Mae, 4.815%, 2015                                                                         1,968,000              1,924,704
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Fannie Mae, 4.82%, 2014 - 2015                                                                   6,725,614              6,587,228
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Fannie Mae, 4.845%, 2013                                                                         3,901,232              3,840,308
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Fannie Mae, 4.847%, 2014                                                                        10,689,335             10,542,208
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Fannie Mae, 4.85%, 2015                                                                          1,485,777              1,460,791
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Fannie Mae, 4.87%, 2015                                                                          1,419,076              1,396,935
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Fannie Mae, 4.88%, 2020                                                                          1,455,500              1,439,486
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Fannie Mae, 4.89%, 2015                                                                          1,313,099              1,294,503
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Fannie Mae, 4.92%, 2014                                                                          1,596,776              1,586,297
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Fannie Mae, 4.925%, 2015                                                                         5,229,272              5,177,933
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Fannie Mae, 4.996%, 2017                                                                         5,095,093              5,072,106
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Fannie Mae, 5%, 2013 - 2019                                                                     40,018,111             39,526,117
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Fannie Mae, 5.06%, 2013                                                                          1,558,382              1,554,328
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Fannie Mae, 5.1%, 2014                                                                           2,030,543              2,028,582
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Fannie Mae, 5.5%, 2017 - 2035                                                                  241,673,302            239,094,408
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Fannie Mae, 6%, 2016 - 2034                                                                     66,749,631             67,382,954
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Fannie Mae, 6.5%, 2016 - 2034                                                                   33,625,000             34,519,403
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Fannie Mae, 7.004%, 2007                                                                         1,923,867              1,969,145
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Fannie Mae, 7.5%, 2024 - 2031                                                                      919,770                967,081
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Freddie Mac, 3.108%, 2035                                                                          688,949                684,664
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Freddie Mac, 4.375%, 2015                                                                       10,306,049             10,058,628
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Freddie Mac, 4.5%, 2013 - 2015                                                                   9,061,525              8,987,317
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Freddie Mac, 5%, 2024 - 2025                                                                    14,253,962             14,213,819
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Freddie Mac, 5.5%, 2033 - 2035                                                                  51,467,015             50,803,665
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Freddie Mac, 6%, 2017 - 2035                                                                    22,678,804             22,931,939
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Freddie Mac, 6.5%, 2016 - 2029                                                                   3,695,691              3,800,388
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Ginnie Mae, 5.5%, 2033 - 2034                                                                   37,390,379             37,288,648
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Ginnie Mae, 8.5%, 2006 - 2009                                                                      342,756                354,914
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                                                                                                                   $  699,792,253
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U.S. GOVERNMENT AGENCIES - 25.6%
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Aid to Egypt, 4.45%, 2015                                                                    $   7,118,000         $    6,919,479
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Aid to Israel, 0%, 2021                                                                          9,036,000              4,010,909
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Aid to Israel, 0%, 2024                                                                         14,262,000              5,510,723
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Aid to Israel, 5.5%, 2023                                                                       16,567,000             17,538,472
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Empresa Energetica Cornito Ltd., 6.07%, 2010                                                     7,239,000              7,440,679
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Fannie Mae, 3.125%, 2007                                                                        35,000,000             33,938,030
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Fannie Mae, 4.25%, 2007                                                                         30,000,000             29,733,450
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Fannie Mae, 4.5%, 2008                                                                          15,000,000             14,907,570
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Fannie Mae, 5.5%, 2011                                                                          77,391,000             79,784,781
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Freddie Mac, 4.2%, 2007                                                                         16,665,000             16,446,872
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Freddie Mac, 4.875%, 2013                                                                        9,555,000              9,539,960
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Freddie Mac, 5.05%, 2015                                                                        13,957,000             13,817,207
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Overseas Private Investment Corp., 0%, 2007                                                      6,868,848              6,868,848
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Small Business Administration, 4.34%, 2024                                                       4,259,192              4,077,012
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Small Business Administration, 4.72%, 2024                                                       7,755,860              7,608,177
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Small Business Administration, 4.76%, 2025                                                       8,532,000              8,335,871
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Small Business Administration, 4.77%, 2024                                                       6,371,429              6,262,993
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Small Business Administration, 4.86%, 2024 - 2025                                                9,985,688              9,850,272
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Small Business Administration, 4.87%, 2024                                                       5,896,709              5,821,969
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Small Business Administration, 4.88%, 2024                                                       3,616,084              3,571,016
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Small Business Administration, 4.89%, 2023                                                       7,713,227              7,648,839
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Small Business Administration, 4.98%, 2023                                                       2,850,548              2,838,919
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Small Business Administration, 4.99%, 2024                                                       5,220,367              5,193,498
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Small Business Administration, 5.11%, 2025                                                       5,166,024              5,167,224
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Small Business Administration, 5.18%, 2024                                                       7,264,699              7,305,339
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Small Business Administration, 5.19%, 2024                                                       4,868,454              4,898,464
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Small Business Administration, 5.52%, 2024                                                       4,549,317              4,650,521
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Small Business Administration, 6.07%, 2022                                                       3,643,251              3,799,932
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Small Business Administration, 6.34%, 2021                                                       4,233,808              4,448,417
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Small Business Administration, 6.35%, 2021                                                       3,564,384              3,744,675
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Small Business Administration, 6.44%, 2021                                                       4,052,129              4,258,630
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Small Business Administration, 6.625%, 2021                                                      3,997,743              4,245,753
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Small Business Administration, 8.625%, 2011                                                        182,284                192,565
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Small Business Administration, 8.8%, 2011                                                          190,121                201,879
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Small Business Administration, 9.05%, 2009                                                          48,834                 51,202
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Small Business Administration, 9.1%, 2009                                                           37,876                 39,433
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Small Business Administration, 9.25%, 2010                                                         112,312                118,748
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Small Business Administration, 9.3%, 2010                                                          159,097                169,710
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Small Business Administration, 9.5%, 2010                                                          127,215                134,954
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Small Business Administration, 9.65%, 2010                                                         190,974                203,397
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Small Business Administration, 9.7%, 2010                                                           91,470                 97,636
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Small Business Administration, 9.9%, 2008                                                           35,201                 36,707
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Small Business Administration, 10.05%, 2008 - 2009                                                  18,567                 19,542
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U.S. Department of Housing & Urban Development, 6.36%, 2016                                      7,000,000              7,407,883
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U.S. Department of Housing & Urban Development, 6.59%, 2016                                      6,599,000              6,806,169
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                                                                                                                   $  365,664,326
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U.S. TREASURY OBLIGATIONS - 18.5%
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U.S. Treasury Bonds, 6.875%, 2025                                                            $   1,307,000         $    1,647,484
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U.S. Treasury Bonds, 6%, 2026                                                                   20,408,000             23,524,200
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U.S. Treasury Bonds, 5.25%, 2028                                                                10,509,000             11,172,381
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U.S. Treasury Bonds, 6.25%, 2030                                                                 6,166,000              7,468,808
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U.S. Treasury Bonds, 5.375%, 2031                                                               16,171,000             17,767,886
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U.S. Treasury Notes, 5.5%, 2008                                                                 52,151,000             53,363,094
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U.S. Treasury Notes, 5.625%, 2008                                                                9,678,000              9,949,816
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U.S. Treasury Notes, 6%, 2009                                                                    4,566,000              4,811,066
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U.S. Treasury Notes, 6.5%, 2010###                                                              82,948,000             89,425,077
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U.S. Treasury Notes, TIPS, 3.625%, 2008                                                         13,715,058             14,117,402
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U.S. Treasury Notes, TIPS, 3.875%, 2009                                                         10,052,346             10,591,092
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U.S. Treasury Notes, TIPS, 4.25%, 2010                                                          19,459,117             21,136,707
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                                                                                                                   $  264,975,013
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Total Bonds                                                                                                        $1,412,252,895
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REPURCHASE AGREEMENT - 0.6%
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Morgan Stanley, 4.02%, dated 11/30/05, due 12/01/05, total to be received $8,920,996
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account)                                                                                     $   8,920,000         $    8,920,000
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Total Investments                                                                                                  $1,421,172,895
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OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                                   8,401,315
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Net Assets - 100.0%                                                                                                $1,429,574,210
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### All or a portion of the security has been segregated as collateral for an open futures contract.

The following abbreviation is used in the Portfolio of Investments and is defined:
TIPS Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT SECURITIES FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,441,802,145
                                                                ==============
Gross unrealized appreciation                                      $ 6,902,167
Gross unrealized depreciation                                      (27,531,417)
                                                                --------------
Net unrealized appreciation (depreciation)                      $  (20,629,250)
                                                                ==============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                    EXPIRATION    APPRECIATION
                          CONTRACTS      VALUE         DATE      (DEPRECIATION)
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U.S. Treasury Note
5 yr (Long)                  175      $ 18,539,063    Mar-06        $(23,855)
U.S. Treasury Note
10 yr (Short)                103        11,178,719    Mar-06          14,929
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                                                                    $ (8,926)
                                                                    ========

At November 30, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C)2006 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT SECURITIES FUND
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: January 23, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: January 23, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 23, 2006
      ----------------


* Print name and title of each signing officer under his or her signature.